UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-08606

Deutsche DWS Asset Allocation Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	8/31

Date of reporting period:	2/29/2024

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

February 29, 2024
Semiannual Report
to Shareholders
DWS Equity Sector Strategy Fund

Contents

3	Performance Summary
6	Portfolio Management Team
7	Portfolio Summary
9	Investment Portfolio
21	Statement of Assets and Liabilities
23	Statement of Operations
24	Statements of Changes in Net Assets
25	Financial Highlights
29	Notes to Financial Statements
38	Other Information
39	Information About Your Fund’s Expenses
41	Liquidity Risk Management
42	Advisory Agreement Board Considerations and Fee Evaluation
47	Account Management Resources
This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
Stocks may decline in value. Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Equity Sector Strategy Fund

Performance SummaryFebruary 29, 2024 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/29/24
Unadjusted for Sales Charge	12.83%	25.40%	10.02%	5.92%
Adjusted for the Maximum Sales Charge (max 5.75% load)	6.34%	18.19%	8.72%	5.29%
S&P 500® Index†	13.93%	30.45%	14.76%	12.70%
Average Annual Total Returns as of 12/31/23 (most recent calendar quarter end)
Unadjusted for Sales Charge		21.19%	10.46%	5.40%
Adjusted for the Maximum Sales Charge (max 5.75% load)		14.22%	9.16%	4.78%
S&P 500® Index†		26.29%	15.69%	12.03%

Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/29/24
Unadjusted for Sales Charge	12.35%	24.45%	9.17%	5.12%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	11.35%	24.45%	9.17%	5.12%
S&P 500® Index†	13.93%	30.45%	14.76%	12.70%
Average Annual Total Returns as of 12/31/23 (most recent calendar quarter end)
Unadjusted for Sales Charge		20.25%	9.61%	4.61%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		20.25%	9.61%	4.61%
S&P 500® Index†		26.29%	15.69%	12.03%

Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/29/24
No Sales Charges	12.99%	25.72%	10.30%	6.18%
S&P 500® Index†	13.93%	30.45%	14.76%	12.70%
Average Annual Total Returns as of 12/31/23 (most recent calendar quarter end)
No Sales Charges		21.53%	10.73%	5.67%
S&P 500® Index†		26.29%	15.69%	12.03%

Institutional Class	6-Month‡	1-Year	Life of Class*
Average Annual Total Returns as of 2/29/24
No Sales Charges	12.99%	25.72%	18.43%
S&P 500® Index†	13.93%	30.45%	21.43%
Average Annual Total Returns as of 12/31/23 (most recent calendar quarter end)
No Sales Charges		21.53%	15.01%
S&P 500® Index†		26.29%	17.43%
Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not

DWS Equity Sector Strategy Fund	|	3

guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.
The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2023 are 1.07%, 1.96%, 0.85% and 0.77% for Class A, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.
Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
On each of August 9, 2021, July 29, 2019 and October 19, 2015, the Fund’s investment strategy changed. Performance would have been different if the Fund’s current investment strategy had been in effect during the prior periods.
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.
Growth of an Assumed $10,000 Investment
(Adjusted for Maximum Sales Charge)

Yearly periods ended February 29

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.
The growth of $10,000 is cumulative.

4	|	DWS Equity Sector Strategy Fund

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.
*	Institutional Class shares commenced operations on December 1, 2022.
†
S&P 500 Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

‡	Total returns shown for periods less than one year are not annualized.

	Class A	Class C	Class S	Institutional Class
Net Asset Value
2/29/24	$16.22	$15.97	$16.27	$16.27
8/31/23	$14.56	$14.29	$14.62	$14.62
Distribution Information as of 2/29/24
Income Dividends, Six Months	$.19	$.08	$.23	$.23

DWS Equity Sector Strategy Fund	|	5

Portfolio Management Team
David Bianco, CFA, Chief Investment Officer Americas
Portfolio Manager of the Fund. Began managing the Fund in 2021.
—Rejoined DWS in 2012 with 15 years of industry experience; previously worked as Chief US Equity Strategist at Deutsche Bank and, before rejoining, at BofA Merrill Lynch and at UBS, as the Valuation & Accounting Strategist at UBS, a Quantitative Strategist at Deutsche Bank and an industry equity analyst at Deutsche Bank, Credit Suisse and at NatWest Markets.
—Chief Investment Strategist and Head of US Active Equity Management: New York.
—BS in Economics, University of Pennsylvania.
Di Kumble, CFA, Senior Portfolio Manager Equity
Portfolio Manager of the Fund. Began managing the Fund in 2021.
—Joined DWS in 2003 with seven years of industry experience. Prior to joining, she served as a Portfolio Manager at Graham Capital Management. Previously, she worked as a Quantitative Strategist at ITG Inc. and Morgan Stanley.
—Senior Portfolio Manager, Head of Tax Managed Equities: New York.
—BS, Beijing University; PhD in Chemistry, Princeton University.
Hiten Shah, Portfolio Manager Equity
Portfolio Manager of the Fund. Began managing the Fund in 2023.
—Joined DWS in 2017 with 19 years of industry experience; previously, Senior Consultant at the firm with responsibility for the implementation of BlackRock’s Aladdin platform in the US; Portfolio Manager for multi-asset portable alpha strategies at Oppenheimer Funds; Portfolio Manager for global macro and fixed income at various companies, including True North Partners, HSBC, Societe General and GE; and Analyst, Metlife Investments.
—Portfolio Manager for Quantitative Equity: New York.
—BA in Economics, Rutgers University.
John Moody, Portfolio Manager Equity.
Portfolio Manager of the Fund. Began managing the Fund in 2023.
—Joined DWS in 1998. Prior to his current role, served as a Business Manager for Active Equity. Previously, he was a Portfolio Analyst for EAFE, Global and Technology Funds and an Investment Accountant for International Funds. He began his career as a Client Service Associate for the International Institutional Equity Group.
—Portfolio Analyst/Portfolio Manager: New York.
—BS in Business Management, Fairfield University.

6	|	DWS Equity Sector Strategy Fund

Portfolio Summary(Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	2/29/24	8/31/23
Common Stocks	90%	86%
Cash Equivalents	6%	10%
Exchange-Traded Funds	4%	4%
	100%	100%

Sector Diversification (As a % of Common Stocks and Exchange-Traded Funds)	2/29/24	8/31/23
Information Technology	25%	23%
Health Care	17%	18%
Financials	14%	13%
Communication Services	10%	11%
Industrials	9%	9%
Consumer Staples	6%	7%
Consumer Discretionary	6%	7%
Energy	6%	6%
Utilities	3%	2%
Materials	2%	2%
Real Estate	2%	2%
	100%	100%

DWS Equity Sector Strategy Fund	|	7

Ten Largest Equity Holdings at February 29, 2024 (30.7% of Net Assets)
1Microsoft Corp.	7.1%
Develops, manufactures, licenses, sells and supports software products
2Apple, Inc.	5.7%
Designs, manufactures and markets personal computers and related computing and mobile-communication devices
3Alphabet, Inc.	3.9%
Holding company with subsidiaries that provide web-based search, maps, hardware products and various software applications
4Amazon.com, Inc.	3.1%
Online retailer offering a wide range of products
5Meta Platforms, Inc.	2.9%
Operator of social networking web site
6NVIDIA Corp.	1.9%
Designs, develops and markets three dimensional (3D) graphic processors
7Berkshire Hathaway, Inc.	1.6%
Holding company of insurance business and a variety of other businesses
8Eli Lilly & Co.	1.5%
Producer of pharmaceuticals
9JPMorgan Chase & Co.	1.5%
Provider of global financial services
10Johnson & Johnson	1.5%
Provider of health care products
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 9. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 47 for contact information.

8	|	DWS Equity Sector Strategy Fund

Investment Portfolioas of February 29, 2024 (Unaudited)

	Shares	Value ($)
Common Stocks 89.5%
Communication Services 9.6%
Diversified Telecommunication Services 0.8%
AT&T, Inc.	16,439	278,312
Verizon Communications, Inc.	9,044	361,941
		640,253
Entertainment 1.8%
Electronic Arts, Inc.	595	82,991
Live Nation Entertainment, Inc.*	365	35,398
Netflix, Inc.*	1,362	821,177
Take-Two Interactive Software, Inc.*	327	48,046
Walt Disney Co.	3,554	396,555
Warner Bros Discovery, Inc.*	4,289	37,700
		1,421,867
Interactive Media & Services 6.8%
Alphabet, Inc. “A” *	12,319	1,705,689
Alphabet, Inc. “C” *	10,597	1,481,249
Match Group, Inc.*	1,178	42,455
Meta Platforms, Inc. “A”	4,725	2,315,864
		5,545,257
Wireless Telecommunication Services 0.2%
T-Mobile U.S., Inc.	975	159,217
Consumer Discretionary 5.9%
Automobile Components 0.4%
Aptiv PLC*	2,868	227,977
BorgWarner, Inc.	2,859	89,001
		316,978
Broadline Retail 3.1%
Amazon.com, Inc.*	14,248	2,518,476
Hotels, Restaurants & Leisure 1.9%
Booking Holdings, Inc.*	65	225,474
Carnival Corp.*	2,100	33,306
Darden Restaurants, Inc.	309	52,749
Domino’s Pizza, Inc.	120	53,802
Expedia Group, Inc.*	400	54,728
Hilton Worldwide Holdings, Inc.	540	110,333
Las Vegas Sands Corp.	700	38,164
The accompanying notes are an integral part of the financial statements.

DWS Equity Sector Strategy Fund	|	9

	Shares	Value ($)
Marriott International, Inc. “A”	471	117,689
McDonald’s Corp.	1,418	414,453
MGM Resorts International*	1,061	45,920
Royal Caribbean Cruises Ltd.*	500	61,675
Starbucks Corp.	2,472	234,593
Yum! Brands, Inc.	663	91,772
		1,534,658
Specialty Retail 0.2%
Home Depot, Inc.	419	159,476
Textiles, Apparel & Luxury Goods 0.3%
Lululemon Athletica, Inc.*	100	46,709
NIKE, Inc. “B”	1,900	197,467
		244,176
Consumer Staples 6.2%
Beverages 1.9%
Brown-Forman Corp. “B”	600	36,138
Coca-Cola Co.	9,484	569,230
Constellation Brands, Inc. “A”	420	104,378
Keurig Dr Pepper, Inc.	2,391	71,515
Molson Coors Beverage Co. “B”	715	44,630
Monster Beverage Corp.*	1,773	104,784
PepsiCo, Inc.	3,796	627,631
		1,558,306
Consumer Staples Distribution & Retail 2.0%
Costco Wholesale Corp.	750	557,918
Dollar General Corp.	475	69,022
Dollar Tree, Inc.*	400	58,672
Kroger Co.	1,860	92,275
Sysco Corp.	1,351	109,390
Target Corp.	1,000	152,920
Walgreens Boots Alliance, Inc.	2,070	44,008
Walmart, Inc.	8,682	508,852
		1,593,057
Food Products 0.7%
Archer-Daniels-Midland Co.	950	50,455
General Mills, Inc.	1,300	83,434
Kraft Heinz Co.	1,400	49,392
Lamb Weston Holdings, Inc.	500	51,105
McCormick & Co., Inc.	700	48,202
The accompanying notes are an integral part of the financial statements.

10	|	DWS Equity Sector Strategy Fund

	Shares	Value ($)
Mondelez International, Inc. “A”	2,500	182,675
The Hershey Co.	350	65,772
		531,035
Household Products 1.2%
Church & Dwight Co., Inc.	452	45,254
Clorox Co.	269	41,240
Colgate-Palmolive Co.	1,620	140,162
Kimberly-Clark Corp.	745	90,272
Procter & Gamble Co.	4,242	674,224
		991,152
Personal Care Products 0.3%
Estee Lauder Companies, Inc. “A”	1,116	165,815
Kenvue, Inc.	3,200	60,800
		226,615
Tobacco 0.1%
Altria Group, Inc.	1,370	56,047
Philip Morris International, Inc.	707	63,602
		119,649
Energy 1.2%
Energy Equipment & Services 1.2%
Baker Hughes Co.	7,313	216,392
Halliburton Co.	6,928	242,965
Schlumberger NV	10,870	525,347
		984,704
Financials 12.6%
Banks 3.8%
Bank of America Corp.	19,065	658,124
Citigroup, Inc.	5,506	305,528
JPMorgan Chase & Co.	6,531	1,215,158
M&T Bank Corp.	318	44,437
PNC Financial Services Group, Inc.	781	114,963
Truist Financial Corp.	2,875	100,568
U.S. Bancorp.	3,040	127,558
Wells Fargo & Co.	9,953	553,287
		3,119,623
Capital Markets 0.9%
Bank of New York Mellon Corp.	700	39,263
The accompanying notes are an integral part of the financial statements.

DWS Equity Sector Strategy Fund	|	11

	Shares	Value ($)
BlackRock, Inc.	100	81,134
Charles Schwab Corp.	2,500	166,950
CME Group, Inc.	200	44,070
Intercontinental Exchange, Inc.	400	55,368
Moody’s Corp.	100	37,942
Morgan Stanley	2,400	206,496
State Street Corp.	500	36,865
T. Rowe Price Group, Inc.	300	34,005
The Goldman Sachs Group, Inc.	100	38,905
		740,998
Consumer Finance 0.3%
American Express Co.	1,000	219,420
Financial Services 4.1%
Berkshire Hathaway, Inc. “B” *	3,236	1,324,819
Fidelity National Information Services, Inc.	1,185	81,990
Fiserv, Inc.*	1,147	171,213
FleetCor Technologies, Inc.*	96	26,810
Global Payments, Inc.	439	56,938
Jack Henry & Associates, Inc.	180	31,279
Mastercard, Inc. “A”	1,470	697,897
PayPal Holdings, Inc.*	1,983	119,654
Visa, Inc. “A”	2,830	799,871
		3,310,471
Insurance 3.5%
Aflac, Inc.	1,805	145,736
Allstate Corp.	831	132,561
American International Group, Inc.	2,432	177,268
Aon PLC “A”	636	200,970
Arch Capital Group Ltd.*	757	66,306
Arthur J. Gallagher & Co.	632	154,164
Assurant, Inc.	171	31,028
Brown & Brown, Inc.	675	56,842
Chubb Ltd.	1,307	328,933
Cincinnati Financial Corp.	465	53,010
Everest Group Ltd.	120	44,265
Globe Life, Inc.	264	33,509
Hartford Financial Services Group, Inc.	1,027	98,428
Loews Corp.	580	43,575
Marsh & McLennan Companies, Inc.	1,490	301,382
MetLife, Inc.	2,086	145,478
The accompanying notes are an integral part of the financial statements.

12	|	DWS Equity Sector Strategy Fund

	Shares	Value ($)
Principal Financial Group, Inc.	707	57,168
Progressive Corp.	1,781	337,606
Prudential Financial, Inc.	1,127	122,832
Travelers Companies, Inc.	713	157,544
W.R. Berkley Corp.	605	50,578
Willis Towers Watson PLC	329	89,689
		2,828,872
Health Care 15.6%
Biotechnology 3.1%
AbbVie, Inc.	4,332	762,649
Amgen, Inc.	1,658	454,010
Biogen, Inc.*	782	169,686
Gilead Sciences, Inc.	4,154	299,503
Incyte Corp.*	601	35,074
Moderna, Inc.*	1,103	101,741
Regeneron Pharmaceuticals, Inc.*	349	337,166
Vertex Pharmaceuticals, Inc.*	872	366,885
		2,526,714
Health Care Equipment & Supplies 4.5%
Abbott Laboratories	4,672	554,286
Align Technology, Inc.*	237	71,674
Baxter International, Inc.	1,546	63,262
Becton Dickinson & Co.	1,289	303,624
Boston Scientific Corp.*	5,409	358,130
DENTSPLY SIRONA, Inc.	800	26,144
Dexcom, Inc.*	1,140	131,180
Edwards Lifesciences Corp.*	1,842	156,330
GE HealthCare Technologies, Inc.	1,238	113,005
Hologic, Inc.*	761	56,162
IDEXX Laboratories, Inc.*	237	136,329
Insulet Corp.*	170	27,880
Intuitive Surgical, Inc.*	1,056	407,194
Medtronic PLC	4,446	370,619
ResMed, Inc.	472	81,996
STERIS PLC	285	66,379
Stryker Corp.	1,207	421,327
Teleflex, Inc.	120	26,735
The Cooper Companies, Inc.	580	54,288
Zimmer Biomet Holdings, Inc.	1,519	188,903
		3,615,447
The accompanying notes are an integral part of the financial statements.

DWS Equity Sector Strategy Fund	|	13

	Shares	Value ($)
Health Care Providers & Services 2.4%
Cencora, Inc.	175	41,230
Centene Corp.*	1,173	91,998
Cigna Group	628	211,096
CVS Health Corp.	2,373	176,480
Elevance Health, Inc.	461	231,076
HCA Healthcare, Inc.	284	88,523
Humana, Inc.	255	89,332
Laboratory Corp. of America Holdings	200	43,166
McKesson Corp.	145	75,604
UnitedHealth Group, Inc.	1,740	858,864
		1,907,369
Pharmaceuticals 5.6%
Bristol-Myers Squibb Co.	7,829	397,322
Catalent, Inc.*	529	30,333
Eli Lilly & Co.	1,658	1,249,601
Johnson & Johnson	7,412	1,196,149
Merck & Co., Inc.	7,169	911,538
Pfizer, Inc.	16,320	433,459
Viatris, Inc.	3,288	40,673
Zoetis, Inc.	1,324	262,589
		4,521,664
Industrials 8.1%
Aerospace & Defense 3.0%
Axon Enterprise, Inc.*	225	69,158
Boeing Co.*	2,102	428,219
General Dynamics Corp.	950	259,588
Howmet Aerospace, Inc.	1,318	87,713
Huntington Ingalls Industries, Inc.	150	43,743
L3Harris Technologies, Inc.	679	143,717
Lockheed Martin Corp.	921	394,409
Northrop Grumman Corp.	547	252,178
RTX Corp.	5,604	502,511
Textron, Inc.	718	63,952
TransDigm Group, Inc.	185	217,882
		2,463,070
Electrical Equipment 1.6%
AMETEK, Inc.	1,087	195,856
Eaton Corp. PLC	1,681	485,809
The accompanying notes are an integral part of the financial statements.

14	|	DWS Equity Sector Strategy Fund

	Shares	Value ($)
Emerson Electric Co.	2,922	312,216
Generac Holdings, Inc.*	522	58,730
Hubbell, Inc.	100	38,067
Rockwell Automation, Inc.	618	176,179
		1,266,857
Ground Transportation 0.2%
CSX Corp.	1,587	60,211
Norfolk Southern Corp.	145	36,740
Union Pacific Corp.	191	48,455
		145,406
Industrial Conglomerates 1.0%
3M Co.	1,152	106,122
General Electric Co.	2,486	390,029
Honeywell International, Inc.	1,574	312,801
		808,952
Machinery 1.7%
Caterpillar, Inc.	868	289,877
Cummins, Inc.	260	69,839
Deere & Co.	588	214,649
Dover Corp.	250	41,345
Fortive Corp.	800	68,104
IDEX Corp.	100	23,590
Illinois Tool Works, Inc.	495	129,764
Ingersoll Rand, Inc.	800	73,064
Otis Worldwide Corp.	400	38,120
PACCAR, Inc.	400	44,356
Parker-Hannifin Corp.	305	163,312
Pentair PLC	804	62,543
Snap-on, Inc.	200	55,132
Westinghouse Air Brake Technologies Corp.	329	46,485
Xylem, Inc.	500	63,525
		1,383,705
Passenger Airlines 0.6%
Alaska Air Group, Inc.*	837	31,295
American Airlines Group, Inc.*	6,980	109,446
Delta Air Lines, Inc.	3,558	150,397
Southwest Airlines Co.	2,672	91,570
United Airlines Holdings, Inc.*	2,877	130,875
		513,583
The accompanying notes are an integral part of the financial statements.

DWS Equity Sector Strategy Fund	|	15

	Shares	Value ($)
Information Technology 23.5%
Communications Equipment 1.3%
Arista Networks, Inc.*	938	260,332
Cisco Systems, Inc.	12,181	589,195
F5, Inc.*	307	57,477
Motorola Solutions, Inc.	437	144,380
		1,051,384
IT Services 1.8%
Accenture PLC “A”	1,625	609,018
Akamai Technologies, Inc.*	500	55,460
Cognizant Technology Solutions Corp. “A”	1,611	127,301
EPAM Systems, Inc.*	161	49,008
Gartner, Inc.*	219	101,958
International Business Machines Corp.	2,502	462,945
VeriSign, Inc.*	380	74,210
		1,479,900
Semiconductors & Semiconductor Equipment 4.1%
Advanced Micro Devices, Inc.*	1,998	384,675
Analog Devices, Inc.	476	91,306
Applied Materials, Inc.	1,307	263,517
Broadcom, Inc.	397	516,294
KLA Corp.	249	169,893
Lam Research Corp.	236	221,427
NVIDIA Corp.	1,891	1,496,008
QUALCOMM, Inc.	1,111	175,305
		3,318,425
Software 10.3%
Adobe, Inc.*	816	457,189
Autodesk, Inc.*	409	105,592
Cadence Design Systems, Inc.*	493	150,059
Intuit, Inc.	514	340,725
Microsoft Corp.	13,798	5,707,405
Oracle Corp.	2,985	333,365
Palo Alto Networks, Inc.*	300	93,165
Roper Technologies, Inc.	189	102,954
Salesforce, Inc.*	1,984	612,699
ServiceNow, Inc.*	363	279,996
Synopsys, Inc.*	318	182,446
		8,365,595
The accompanying notes are an integral part of the financial statements.

16	|	DWS Equity Sector Strategy Fund

	Shares	Value ($)
Technology Hardware, Storage & Peripherals 6.0%
Apple, Inc.	25,569	4,621,597
Hewlett Packard Enterprise Co.	2,500	38,075
HP, Inc.	1,500	42,495
NetApp, Inc.	400	35,648
Seagate Technology Holdings PLC	400	37,220
Western Digital Corp.*	800	47,576
		4,822,611
Materials 2.0%
Chemicals 1.6%
Air Products & Chemicals, Inc.	823	192,615
Albemarle Corp.	477	65,755
Celanese Corp.	400	60,788
Corteva, Inc.	2,091	111,910
Dow, Inc.	1,662	92,873
DuPont de Nemours, Inc.	1,423	98,457
Ecolab, Inc.	548	123,212
International Flavors & Fragrances, Inc.	650	49,075
Linde PLC	755	338,859
PPG Industries, Inc.	740	104,784
The Mosaic Co.	1,511	47,083
		1,285,411
Metals & Mining 0.4%
Freeport-McMoRan, Inc.	5,000	189,050
Newmont Corp.	3,026	94,562
		283,612
Real Estate 1.8%
Industrial REITs 0.1%
Prologis, Inc.	500	66,635
Retail REITs 0.2%
Realty Income Corp.	2,102	109,535
Simon Property Group, Inc.	685	101,476
		211,011
Specialized REITs 1.5%
American Tower Corp.	1,392	276,813
Crown Castle, Inc.	1,531	168,318
Digital Realty Trust, Inc.	800	117,448
Equinix, Inc.	251	223,094
The accompanying notes are an integral part of the financial statements.

DWS Equity Sector Strategy Fund	|	17

	Shares	Value ($)
Extra Space Storage, Inc.	512	72,177
Iron Mountain, Inc.	685	53,868
Public Storage	362	102,761
SBA Communications Corp.	249	52,098
VICI Properties, Inc.	2,257	67,552
Weyerhaeuser Co.	1,678	57,690
		1,191,819
Utilities 3.0%
Electric Utilities 2.3%
Alliant Energy Corp.	695	33,186
American Electric Power Co., Inc.	1,624	138,349
Constellation Energy Corp.	975	164,239
Duke Energy Corp.	2,538	233,064
Edison International	1,092	74,278
Entergy Corp.	600	60,942
Evergy, Inc.	626	31,012
Eversource Energy	1,002	58,817
Exelon Corp.	3,187	114,222
FirstEnergy Corp.	1,649	60,370
NextEra Energy, Inc.	6,326	349,132
NRG Energy, Inc.	653	36,124
PG&E Corp.	4,000	66,760
Pinnacle West Capital Corp.	271	18,517
PPL Corp.	2,137	56,353
Southern Co.	3,735	251,179
Xcel Energy, Inc.	1,732	91,259
		1,837,803
Gas Utilities 0.1%
Atmos Energy Corp.	571	64,472
Independent Power & Renewable Electricity Producers 0.0%
AES Corp.	3,169	48,169
Multi-Utilities 0.6%
Ameren Corp.	480	34,171
CenterPoint Energy, Inc.	1,200	33,000
CMS Energy Corp.	500	28,685
Consolidated Edison, Inc.	600	52,326
Dominion Energy, Inc.	1,500	71,745
DTE Energy Co.	400	43,340
NiSource, Inc.	900	23,454
The accompanying notes are an integral part of the financial statements.

18	|	DWS Equity Sector Strategy Fund

	Shares	Value ($)
Public Service Enterprise Group, Inc.	900	56,160
Sempra	1,000	70,600
WEC Energy Group, Inc.	600	47,094
		460,575
Total Common Stocks (Cost $60,307,974)		72,404,449
Exchange-Traded Funds 3.9%
Energy Select Sector SPDR Fund (Cost $2,725,059)	37,000	3,187,180
Cash Equivalents 6.4%
DWS Central Cash Management Government Fund, 5.35% (a) (Cost $5,200,499)	5,200,499	5,200,499

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $68,233,532)	99.8	80,792,128
Other Assets and Liabilities, Net	0.2	143,635
Net Assets	100.0	80,935,763
A summary of the Fund’s transactions with affiliated investments during the period ended February 29, 2024 are as follows:
Value ($) at 8/31/2023	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 2/29/2024	Value ($) at 2/29/2024
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 5.27% (a) (b)
21,995	—	21,995 (c)	—	—	30	—	—	—
Cash Equivalents 6.4%
DWS Central Cash Management Government Fund, 5.35% (a)
7,659,274	9,855,399	12,314,174	—	—	139,280	—	5,200,499	5,200,499
7,681,269	9,855,399	12,336,169	—	—	139,310	—	5,200,499	5,200,499

*	Non-income producing security.
The accompanying notes are an integral part of the financial statements.

DWS Equity Sector Strategy Fund	|	19

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 29, 2024.

REIT: Real Estate Investment Trust
SPDR: Standard & Poor’s Depositary Receipt
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$72,404,449	$—	$—	$72,404,449
Exchange-Traded Funds	3,187,180	—	—	3,187,180
Short-Term Investments	5,200,499	—	—	5,200,499
Total	$80,792,128	$—	$—	$80,792,128

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

20	|	DWS Equity Sector Strategy Fund

Statement of Assets and Liabilities
as of February 29, 2024 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $63,033,033)	$75,591,629
Investment in DWS Central Cash Management Government Fund (cost $5,200,499)	5,200,499
Receivable for investments sold	213,080
Receivable for Fund shares sold	2,106
Dividends receivable	108,140
Other assets	36,930
Total assets	81,152,384
Liabilities
Payable for Fund shares redeemed	110,483
Accrued Trustees' fees	991
Other accrued expenses and payables	105,147
Total liabilities	216,621
Net assets, at value	$80,935,763
Net Assets Consist of
Distributable earnings (loss)	7,289,380
Paid-in capital	73,646,383
Net assets, at value	$80,935,763
The accompanying notes are an integral part of the financial statements.

DWS Equity Sector Strategy Fund	|	21

Statement of Assets and Liabilities as of February 29, 2024 (Unaudited) (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($32,426,840 ÷ 1,999,174 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$16.22
Maximum offering price per share (100 ÷ 94.25 of $16.22)	$17.21
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($642,243 ÷ 40,207 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$15.97
Class S
Net Asset Value, offering and redemption price per share ($47,653,792 ÷ 2,929,316 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$16.27
Institutional Class
Net Asset Value, offering and redemption price per share ($212,888 ÷ 13,087 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$16.27
The accompanying notes are an integral part of the financial statements.

22	|	DWS Equity Sector Strategy Fund

Statement of Operations
for the six months ended February 29, 2024 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $39)	$595,894
Income distributions — DWS Central Cash Management Government Fund	139,280
Affiliated securities lending income	30
Total income	735,204
Expenses:
Management fee	104,360
Administration fee	36,464
Services to shareholders	70,914
Distribution and service fees	39,257
Custodian fee	3,252
Audit fee	22,462
Legal fees	11,200
Tax fees	4,474
Reports to shareholders	16,352
Registration fees	29,848
Trustees' fees and expenses	2,534
Other	5,952
Total expenses before expense reductions	347,069
Expense reductions	(126,062)
Total expenses after expense reductions	221,007
Net investment income	514,197
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	280,626
Change in net unrealized appreciation (depreciation) on investments	8,588,432
Net gain (loss)	8,869,058
Net increase (decrease) in net assets resulting from operations	$9,383,255
The accompanying notes are an integral part of the financial statements.

DWS Equity Sector Strategy Fund	|	23

Statements of Changes in Net Assets
	Six Months Ended February 29, 2024	Year Ended August 31,
Increase (Decrease) in Net Assets	(Unaudited)	2023
Operations:
Net investment income	$514,197	$1,044,715
Net realized gain (loss)	280,626	(3,234,243)
Change in net unrealized appreciation (depreciation)	8,588,432	12,065,282
Net increase (decrease) in net assets resulting from operations	9,383,255	9,875,754
Distributions to shareholders:
Class A	(391,205)	(442,784)
Class C	(3,176)	(4,830)
Class S	(684,194)	(747,259)
Institutional Class	(7,314)	(173)*
Total distributions	(1,085,889)	(1,195,046)
Fund share transactions:
Proceeds from shares sold	1,328,749	1,456,278
Reinvestment of distributions	1,061,543	1,170,456
Payments for shares redeemed	(4,473,787)	(9,020,817)
Net increase (decrease) in net assets from Fund share transactions	(2,083,495)	(6,394,083)
Increase (decrease) in net assets	6,213,871	2,286,625
Net assets at beginning of period	74,721,892	72,435,267
Net assets at end of period	$80,935,763	$74,721,892

*	For the period from December 1, 2022 (commencement of operations of Institutional Class) through August 31, 2023.

The accompanying notes are an integral part of the financial statements.

24	|	DWS Equity Sector Strategy Fund

Financial Highlights
DWS Equity Sector Strategy Fund — Class A
	Six Months Ended 2/29/24	Years Ended August 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$14.56	$12.93	$19.81	$16.02	$15.64	$15.88
Income (loss) from investment operations:
Net investment income[a]	.09	.17	.11	.14	.18	.34
Net realized and unrealized gain (loss)	1.76	1.66	(1.91)	3.96	1.43	(.29 )
Total from investment operations	1.85	1.83	(1.80)	4.10	1.61	.05
Less distributions from:
Net investment income	(.19 )	(.20 )	—	(.31 )	(1.18)	(.29 )
Net realized gains	—	—	(5.08)	—	(.05 )	—
Total distributions	(.19 )	(.20 )	(5.08)	(.31 )	(1.23)	(.29 )
Net asset value, end of period	$16.22	$14.56	$12.93	$19.81	$16.02	$15.64
Total Return (%)[b,c]	12.83 *	14.32	(12.92)	25.86 [d]	10.44 [d]	.56 [d]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	32	30	30	37	32	33
Ratio of expenses before expense reductions (%)	1.05 **	1.07	1.02	.81 [e]	.86 [e]	.87 [e]
Ratio of expenses after expense reductions (%)	.73 **	.73	.73	.76 [e]	.71 [e]	.69 [e]
Ratio of net investment income (%)	1.23 **	1.30	.71	.78	1.19	2.24
Portfolio turnover rate (%)	18 *	42	38	136	63	93

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.
[e]
The Fund invested in other funds and indirectly bore its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund was invested. This ratio does not include these indirect fees and expenses.

*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Equity Sector Strategy Fund	|	25

DWS Equity Sector Strategy Fund — Class C
	Six Months Ended 2/29/24	Years Ended August 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$14.29	$12.68	$19.65	$15.90	$15.52	$15.75
Income (loss) from investment operations:
Net investment income (loss)[a]	.03	.07	(.01 )	(.01 )	.07	.23
Net realized and unrealized gain (loss)	1.73	1.64	(1.88)	3.93	1.40	(.28 )
Total from investment operations	1.76	1.71	(1.89)	3.92	1.47	(.05 )
Less distributions from:
Net investment income	(.08 )	(.10 )	—	(.17 )	(1.04)	(.18 )
Net realized gains	—	—	(5.08)	—	(.05 )	—
Total distributions	(.08 )	(.10 )	(5.08)	(.17 )	(1.09)	(.18 )
Net asset value, end of period	$15.97	$14.29	$12.68	$19.65	$15.90	$15.52
Total Return (%)[b,c]	12.35 *	13.56	(13.60)	24.84 [d]	9.57 [d]	(.15 )[d]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1	1	1	1	1	1
Ratio of expenses before expense reductions (%)	1.96 **	1.96	1.91	1.65 [e]	1.69 [e]	1.65 [e]
Ratio of expenses after expense reductions (%)	1.48 **	1.48	1.48	1.58 [e]	1.46 [e]	1.44 [e]
Ratio of net investment income (loss) (%)	.48 **	.55	(.04 )	(.07 )	.44	1.53
Portfolio turnover rate (%)	18 *	42	38	136	63	93

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.
[e]
The Fund invested in other funds and indirectly bore its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund was invested. This ratio does not include these indirect fees and expenses.

*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

26	|	DWS Equity Sector Strategy Fund

DWS Equity Sector Strategy Fund — Class S
	Six Months Ended 2/29/24	Years Ended August 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$14.62	$12.98	$19.83	$16.03	$15.66	$15.90
Income (loss) from investment operations:
Net investment income[a]	.11	.21	.15	.18	.22	.38
Net realized and unrealized gain (loss)	1.77	1.67	(1.92)	3.97	1.43	(.29 )
Total from investment operations	1.88	1.88	(1.77)	4.15	1.65	.09
Less distributions from:
Net investment income	(.23 )	(.24 )	—	(.35 )	(1.23)	(.33 )
Net realized gains	—	—	(5.08)	—	(.05 )	—
Total distributions	(.23 )	(.24 )	(5.08)	(.35 )	(1.28)	(.33 )
Net asset value, end of period	$16.27	$14.62	$12.98	$19.83	$16.03	$15.66
Total Return (%)[b]	12.99 *	14.64	(12.73)	26.23 [c]	10.66 [c]	.82 [c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	48	44	42	53	46	46
Ratio of expenses before expense reductions (%)	.83 **	.85	.80	.58 [d]	.63 [d]	.65 [d]
Ratio of expenses after expense reductions (%)	.48 **	.48	.48	.53 [d]	.46 [d]	.44 [d]
Ratio of net investment income (%)	1.48 **	1.56	.96	1.01	1.44	2.50
Portfolio turnover rate (%)	18 *	42	38	136	63	93

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.
[d]
The Fund invested in other funds and indirectly bore its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund was invested. This ratio does not include these indirect fees and expenses.

*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Equity Sector Strategy Fund	|	27

DWS Equity Sector Strategy Fund — Institutional Class
	Six Months Ended 2/29/24	Period Ended
	(Unaudited)	8/31/23[a]
Selected Per Share Data
Net asset value, beginning of period	$14.62	$13.62
Income (loss) from investment operations:
Net investment income[b]	.11	.18
Net realized and unrealized gain (loss)	1.77	1.06
Total from investment operations	1.88	1.24
Less distributions from:
Net investment income	(.23 )	(.24 )
Net asset value, end of period	$16.27	$14.62
Total Return (%)[c]	12.99 *	9.25 *
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	213	83
Ratio of expenses before expense reductions (%)	.69 **	.77 **
Ratio of expenses after expense reductions (%)	.48 **	.48 **
Ratio of net investment income (%)	1.49 **	1.65 **
Portfolio turnover rate (%)	18 *	42 [d]

[a]	For the period from December 1, 2022 (commencement of operations) to August 31, 2023.
[b]	Based on average shares outstanding during the period.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]	Represents the Fund’s portfolio turnover rate for the year ended August 31, 2023.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

28	|	DWS Equity Sector Strategy Fund

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS Equity Sector Strategy Fund is a diversified series of Deutsche DWS Asset Allocation Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund

DWS Equity Sector Strategy Fund	|	29

pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities and exchange-traded funds (“ETFs” ) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of

30	|	DWS Equity Sector Strategy Fund

the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Securities Lending. Deutsche Bank AG, as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended February 29, 2024, the Fund invested the cash collateral, if any, into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.11% annualized effective rate as of February 29, 2024) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of February 29, 2024, the Fund had no securities on loan.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
At August 31, 2023, the Fund had net tax basis capital loss carryforwards of approximately $4,006,000, including short-term losses ($704,000) and

DWS Equity Sector Strategy Fund	|	31

long-term losses ($3,302,000), which may be applied against realized net taxable capital gains indefinitely.
At February 29, 2024, the aggregate cost of investments for federal income tax purposes was $69,206,404. The net unrealized appreciation for all investments based on tax cost was $11,585,724. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $15,387,045 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $3,801,321.
The Fund has reviewed the tax positions for the open tax years as of August 31, 2023 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. The Fund may utilize a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against

32	|	DWS Equity Sector Strategy Fund

the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.
Purchases and Sales of Securities
During the six months ended February 29, 2024, purchases and sales of investment securities (excluding short-term investments) aggregated $13,009,680 and $13,310,386, respectively.
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Restated Investment Management Agreement with the Advisor, the Fund pays a monthly management fee of: (a) 0.10% based on the Fund’s average daily net assets invested in exchange-traded funds and mutual funds, and (b) 0.30% on the Fund’s average daily net assets not covered in (a) above.
Accordingly, for the six months ended February 29, 2024, the fee pursuant to the Restated Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.278% of the Fund’s average daily net assets.
For the period from September 1, 2023 through November 30, 2024, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses

DWS Equity Sector Strategy Fund	|	33

such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:
Class A	.73%
Class C	1.48%
Class S	.48%
Institutional Class	.48%
For the six months ended February 29, 2024, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$47,750
Class C	1,403
Class S	76,633
Institutional Class	276
$126,062
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended February 29, 2024, the Administration Fee was $36,464, of which $6,178 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended February 29, 2024, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at February 29, 2024
Class A	$10,374	$3,435
Class C	465	156
Class S	29,204	10,114
Institutional Class	19	—
	$40,062	$13,705
In addition, for the six months ended February 29, 2024, the amounts charged to the Fund for recordkeeping and other administrative services

34	|	DWS Equity Sector Strategy Fund

provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$10,892
Class C	396
Class S	6,580
Institutional Class	20
$17,888
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended February 29, 2024, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at February 29, 2024
Class C	$2,206	$377
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended February 29, 2024, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at February 29, 2024	Annualized Rate
Class A	$36,317	$12,722.24%
Class C	734	340.25%
	$37,051	$13,062
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended February 29, 2024 aggregated $637.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended February 29, 2024, there

DWS Equity Sector Strategy Fund	|	35

was no CDSC for Class C Shares. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended February 29, 2024, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $717, of which $170 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the six months ended February 29, 2024, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $1.
D.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at February 29, 2024.

36	|	DWS Equity Sector Strategy Fund

E.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended February 29, 2024		Year Ended August 31, 2023
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	44,104	$663,948	44,405	$597,807
Class C	392	5,733	991	13,070
Class S	18,621	283,486	56,261	765,344
Institutional Class	26,310	375,582	5,676 *	80,057 *
		$1,328,749		$1,456,278
Shares issued to shareholders in reinvestment of distributions
Class A	25,224	$381,378	32,756	$432,290
Class C	213	3,176	371	4,830
Class S	44,180	669,675	55,379	733,163
Institutional Class	482	7,314	13 *	173 *
		$1,061,543		$1,170,456
Shares redeemed
Class A	(112,684)	$(1,718,125)	(320,554)	$(4,336,859)
Class C	(1,084)	(15,889)	(13,960)	(179,518)
Class S	(163,369)	(2,440,833)	(334,056)	(4,504,440)
Institutional Class	(19,394)	(298,940)	—	—
		$(4,473,787)		$(9,020,817)
Net increase (decrease)
Class A	(43,356)	$(672,799)	(243,393)	$(3,306,762)
Class C	(479)	(6,980)	(12,598)	(161,618)
Class S	(100,568)	(1,487,672)	(222,416)	(3,005,933)
Institutional Class	7,398	83,956	5,689 *	80,230 *
		$(2,083,495)		$(6,394,083)

*	For the period from December 1, 2022 (commencement of operations of Institutional Class) through August 31, 2023.

DWS Equity Sector Strategy Fund	|	37

Other Information (Unaudited)
Regulatory Update — Tailored Shareholder Report
Effective January 24, 2023, the SEC amended the rules for mutual fund and exchange-traded fund (“ETF” ) annual and semi-annual shareholder reports. The amended rules apply to mutual funds and ETFs that are registered on Form N-1A (i.e., open-end funds) and implement a new streamlined disclosure framework requiring “concise and visually engaging”  shareholder reports highlighting key information, including a simplified expense presentation, performance information, portfolio holdings and certain fund statistics. The amended rules seek to simplify shareholder reporting by consolidating investor friendly data in one report and moving other data to Form N-CSR, creating a layered disclosure framework. Certain information from the Fund’s current shareholder reports, including the Fund’s investment portfolio, financial statements and financial highlights, will move to Form N-CSR. This information must be available online, delivered free of charge upon request and filed on a semiannual basis on Form N-CSR. Notably, the amended rules will require mutual funds and ETFs to prepare separate individual shareholder reports for each fund share class. The amendments also include a revised definition of “appropriate broad-based securities market index”  that will affect performance presentations in the new streamlined reports and mutual fund and ETF prospectuses. The amended rules and related form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of the amended rules and form amendments on the content of the Fund’s current shareholder reports.

38	|	DWS Equity Sector Strategy Fund

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (September 1, 2023 to February 29, 2024).
The tables illustrate your Fund’s expenses in two ways:
—
Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000”  line under the share class you hold.
—
Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

DWS Equity Sector Strategy Fund	|	39

Expenses and Value of a $1,000 Investment
for the six months ended February 29, 2024 (Unaudited)

Actual Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 9/1/23	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/29/24	$1,128.30	$1,123.50	$1,129.90	$1,129.90
Expenses Paid per $1,000*	$3.86	$7.81	$2.54	$2.54
Hypothetical 5% Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 9/1/23	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/29/24	$1,021.23	$1,017.50	$1,022.48	$1,022.48
Expenses Paid per $1,000*	$3.67	$7.42	$2.41	$2.41

*
Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios	Class A	Class C	Class S	Institutional Class
DWS Equity Sector Strategy Fund	.73%	1.48%	.48%	.48%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

40	|	DWS Equity Sector Strategy Fund

Liquidity Risk Management
In accordance with Rule 22e-4 (the “Liquidity Rule” ) under the Investment Company Act of 1940 (the “1940 Act” ), your Fund has adopted a liquidity risk management program (the “Program” ), and the Board has designated DWS Investment Management Americas, Inc. (“DIMA” ) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). DIMA has designated a committee (the “Committee” ) composed of personnel from multiple departments within DIMA and its affiliates that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by a Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.
In February 2024, as required by the Program and the Liquidity Rule, DIMA provided the Board with an annual written report (the “Report” ) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2022 through November 30, 2023 (the “Reporting Period” ). During the Reporting Period, your Fund was invested mainly in highly liquid investments (investments that the Fund anticipates can be converted to cash within 3 business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum”  as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, DIMA stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. DIMA also reported that there were no material changes made to the Program during the Reporting Period.

DWS Equity Sector Strategy Fund	|	41

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Equity Sector Strategy Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2023.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, profitability, economies of scale, and fall-out benefits from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant as part of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries

42	|	DWS Equity Sector Strategy Fund

throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2022, the Fund’s performance (Class A shares) was in the 2nd quartile, 4th quartile and 4th quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-year period and has underperformed its benchmark in the three- and five-year periods ended December 31, 2022.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment

DWS Equity Sector Strategy Fund	|	43

management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2022). The Board noted that, effective August 9, 2021, DIMA agreed to reduce the Fund’s contractual management fee by 0.25% on assets invested in direct investments, in connection with a change in the Fund’s strategy from a multi-asset growth allocation strategy to an equity sector allocation strategy. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2022, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized

44	|	DWS Equity Sector Strategy Fund

by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain

DWS Equity Sector Strategy Fund	|	45

of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

46	|	DWS Equity Sector Strategy Fund

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling: (800) 728-3337
Web Site	dws.com View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site —
dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site
— sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at
(800) 728-3337.

Portfolio Holdings
Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com and is available free of charge by contacting your financial intermediary or, if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with the SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time.
Please see the Fund’s current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

DWS Equity Sector Strategy Fund	|	47

Investment Management
DWS Investment Management Americas, Inc. (“DIMA”  or the
“Advisor” ), which is part of the DWS Group GmbH & Co. KGaA
(“DWS Group” ), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing
mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	SUPAX	SUPCX	SPGRX	SNPTX
CUSIP Number	25158W 783	25158W 817	25158W 825	25158W 767
Fund Number	482	782	2082	1482

48	|	DWS Equity Sector Strategy Fund

Notes

Notes

Notes

222 South Riverside Plaza
Chicago, IL 60606-5808
DESSF-3
(R-88912-3 4/24)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity Sector Strategy Fund, a series of Deutsche DWS Asset Allocation Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive

Date:	4/29/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive

Date:	4/29/2024

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer\

Date:	4/29/2024